INCOME TAXES - Deferred Tax Assets (Liability) (Details) - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Deferred income tax assets
Property, plant and equipment	$ 177,799	$ 59,896
Tax loss carryforwards and other credits	385,934	383,600
Capital loss carryforwards and other capital items	141,880	154,532
Asset retirement obligation	31,793	33,569
Derivative financial instruments	3,723
Deferred Tax Assets, Derivative Instruments	3,723
Other assets	8,486	12,219
Deferred income tax asset before valuation allowance	749,615	643,816
Valuation allowance	(142,614)	(169,129)
Deferred income tax assets, net	607,001	474,687
Deferred income tax liabilities
Property, plant and equipment		(100,328)
Derivative financial instruments		(1,857)
Total deferred income tax liabilities		(102,185)
Total deferred income tax asset	$ 607,001	$ 372,502